Summary of Significant Accounting Policies (Details) - EBP 031 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Basis spread percentage	1.00%
Maximum borrowing to total account, percentage	50.00%
Maximum borrowing amount	$ 50
Maximum borrowing term	5 years
Delinquent period	60 days